Fair value measurements - Schedule of Plan's Investments with a Reported NAV (Details) - EBP 006 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	$ 39,062,160	$ 54,463,690
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	18,832,286
MFS Mid Cap Growth Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	2,896,156	3,545,774
Vanguard Retirement Savings Trust III [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	9,148,975	13,287,096
Vanguard Target Retirement 2020 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	4,090,672
Vanguard Target Retirement 2025 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	14,975,882
Vanguard Target Retirement 2030 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	21,231,233
Vanguard Target Retirement 2035 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	27,332,397
Vanguard Target Retirement 2040 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	17,395,511
Vanguard Target Retirement 2045 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	19,515,663
Vanguard Target Retirement 2050 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	18,583,833
Vanguard Target Retirement 2055 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	16,875,597
Vanguard Target Retirement 2060 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	12,082,072
Vanguard Target Retirement 2065 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	5,209,020
Vanguard Target Retirement 2070 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	683,005
Vanguard Target Retirement Income Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	2,675,257
Vanguard Target Retirement Income And Growth Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	$ 8,639
Vanguard Target Retirement 2020 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		5,029,796
Vanguard Target Retirement 2025 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		15,114,540
Vanguard Target Retirement 2030 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		20,306,275
Vanguard Target Retirement 2035 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		22,779,895
Vanguard Target Retirement 2040 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		14,758,776
Vanguard Target Retirement 2045 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		15,434,292
Vanguard Target Retirement 2050 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		15,581,287
Vanguard Target Retirement 2055 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		12,825,826
Vanguard Target Retirement 2060 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		9,816,418
Vanguard Target Retirement 2065 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		3,596,452
Vanguard Target Retirement 2070 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		236,357
Vanguard Target Retirement Income Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		2,593,660
Vanguard Target Retirement Income And Growth Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		$ 1,241